Prepaid Expenses - Schedule of Prepaid Expenses (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Prepaid Expenses [Abstract]
Prepaid expenses	$ 833,627	$ 75,118
Less: amounts classified as non-current assets	(562,500)
Amounts classified as current assets	$ 271,127	$ 75,118